Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Nov. 15, 2019 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) Segment shares	Mar. 31, 2022 USD ($) Contribution $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Jun. 01, 2021
Significant Accounting Policies [Line Items]
Marketable securities previously impaired owned or sold		$ 0	$ 0	$ 0
Unrecognized tax benefits		$ 37,493,000	34,578,000	$ 26,921,000	$ 25,258,000
Lease agreements for an additional period		49 years
Number of operating segments | Segment		1
Goodwill impairment		$ 0	0
Long-lived assets impairment loss		$ 0	$ 0
Treasury stock, shares repurchased | shares	280,719	0	341,413	332,033
Treasury stock, average price per share | $ / shares	$ 91.00		$ 73.03
Treasury stock, aggregate purchase price		$ 771,406,000	$ 771,406,000
Shares repurchase program expiration date	Dec. 16, 2019
Treasury shares reissued | shares		0		0	0
Royalty-bearing grants earned		$ 572,952,000	561,347,000	$ 548,970,000
Advertising expenses		14,511,000	8,280,000	5,681,000
Shipping and handling costs		304,629,000	268,212,000	252,314,000
Amounts outstanding under borrowing arrangements		0	0
Short-term deposits		$ 120,000,000	$ 47,600,000
Taro Canada [Member] | Total Taro Shareholders' Equity [Member]
Significant Accounting Policies [Line Items]
Percentage of ordinary shares owned by majority share holder						100.00%
Taro USA [Member] | Taro Canada [Member]
Significant Accounting Policies [Line Items]
Percentage of ordinary shares owned by majority share holder						100.00%
Number of capital contributions | Contribution			2
Capital contributions, one			$ 265,000,000.0
Capital contributions, two			107,600,000
Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of customers		two
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable		41.60%
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable		22.60%
Royalty [Member]
Significant Accounting Policies [Line Items]
Royalty-bearing grants earned		$ 0	0	0
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping and handling costs		29,469,000	22,576,000	13,202,000
Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Capitalized software cost		20,546,000	20,298,000
Capitalized internal costs		$ 0	0	0
Minimum [Member]
Significant Accounting Policies [Line Items]
Tax benefit percentage		50.00%
Lease period		2018
Acquired intangible assets weighted-average useful life		5 years
Minimum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
Minimum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease period		2060
Acquired intangible assets weighted-average useful life		20 years
Weighted average amortization period		20 years
Treasury stock, aggregate purchase price	$ 225,000,000
Maximum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		10 years
Maximum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
ASU 2016-13 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Apr. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect		true
ASU 2016-01 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect		true
ASU 2017-04 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Apr. 01, 2020
ASU 2021-01 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Apr. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect		true
ASU 2019-12 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Apr. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect		true
ASU 2018-14 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Apr. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect		true
U.S. [Member]
Significant Accounting Policies [Line Items]
Royalty-bearing grants earned		$ 363,065,000	376,677,000	383,829,000
Canada [Member]
Significant Accounting Policies [Line Items]
Royalty-bearing grants earned		$ 136,242,000	$ 130,066,000	$ 110,167,000